Share-based compensation - Voyager's share based awards (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation
Share-based compensation expense	¥ 1,235,497	¥ 3,471,470	¥ 24,833,089	¥ 3,413,292
Voyager Group Inc. ("Voyager") | Voyager Incentive Plan
Share-based compensation
Maximum aggregate number of ordinary shares which may be issued pursuant to all awards		16,666,667
Share-based compensation expense		¥ 181,379	¥ 221,178
Contractual term of share-based awards		P7Y
Voyager Group Inc. ("Voyager") | Voyager Incentive Plan | Vesting Scenario One
Share-based compensation
Vesting period of share-based awards		4 years
Vesting percentage of of share-based awards, first anniversary of the vesting commencement date		25.00%
Annual vesting percentage of of share-based awards, after first anniversary of the vesting commencement date		25.00%
Voyager Group Inc. ("Voyager") | Voyager Incentive Plan | Vesting Scenario Two
Share-based compensation
Vesting period of share-based awards		5 years
Vesting percentage of of share-based awards, first anniversary of the vesting commencement date		20.00%
Annual vesting percentage of of share-based awards, after first anniversary of the vesting commencement date		20.00%